Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment by useful life	The following table shows the respective useful lives for Property, plant and equipment:

Category	Estimated useful life
Buildings	5–45 years
Machinery and equipment	1–7 years
Leasehold improvements	1–10 years
Furniture, fixtures and other	3–5 years

Property, plant and equipment	Property, plant and equipment consists of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2024	4,323.4	3,690.0	478.5	587.9	9,079.8
Additions	1,120.1	756.5	116.9	65.8	2,059.3
Disposals	(3.2)	(45.6)	(0.3)	(7.6)	(56.7)
Net non-cash movements to/from Inventories	—	(40.0)	—	—	(40.0)
Effect of changes in exchange rates	8.1	(1.7)	(0.6)	12.5	18.3
Balance at December 31, 2024	5,448.4	4,359.2	594.5	658.6	11,060.7
Additions	1,029.4	474.2	43.3	49.3	1,596.2
Disposals	(3.9)	(59.3)	(5.0)	(6.2)	(74.4)
Net non-cash movements to/from Inventories	—	328.0	—	—	328.0
Effect of changes in exchange rates	(52.8)	(28.9)	(3.8)	(4.7)	(90.2)
Balance at December 31, 2025	6,421.1	5,073.2	629.0	697.0	12,820.3

Accumulated depreciation and impairment
Balance at January 1, 2024	1,243.1	1,605.6	361.5	376.4	3,586.6
Depreciation	169.4	506.8	38.4	72.7	787.3
Impairment charges	3.3	11.7	0.2	1.9	17.1
Disposals	—	(38.5)	—	(7.5)	(46.0)
Net non-cash movements to/from Inventories	—	(136.4)	—	—	(136.4)
Effect of changes in exchange rates	4.0	0.4	0.4	0.5	5.3
Balance at December 31, 2024	1,419.8	1,949.6	400.5	444.0	4,213.9
Depreciation	212.0	580.7	51.3	72.0	916.0
Impairment charges	5.6	5.9	—	—	11.5
Disposals	(3.2)	(40.2)	(4.6)	(6.2)	(54.2)
Net non-cash movements to/from Inventories	—	(109.1)	—	—	(109.1)
Effect of changes in exchange rates	(14.7)	(29.1)	(3.9)	(3.9)	(51.6)
Balance at December 31, 2025	1,619.5	2,357.8	443.3	505.9	4,926.5

Carrying amount
December 31, 2024	4,028.6	2,409.6	194.0	214.6	6,846.8
December 31, 2025	4,801.6	2,715.4	185.7	191.1	7,893.8

Depreciation charges by expense classification	The Consolidated statements of operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2023	2024	2025
Cost of sales	330.4	398.4	532.1
R&D costs	236.2	340.5	353.2
SG&A	39.0	48.4	30.7
Total depreciation	605.6	787.3	916.0